Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Description of Unobservable Inputs Used In Level 3 Fair Value Measurements [Line Items]
Description of unobservable inputs used in Level 3 fair value measurements [Table Text Block]
The recurring Level 3 fair value measurements of our contingent consideration liability include the following significant unobservable inputs:

Contingent Consideration Liability	Fair Value as of December 31, 2012	Valuation Technique	Unobservable Input	Range
R&D, Regulatory and Commercialization-based Milestones	$212 million	Probability Weighted Discounted Cash Flow	Discount Rate	0.9% - 2.4%
			Probability of Payment	0% - 95%
			Projected Year of Payment	2013 - 2017
Revenue-based Payments	$218 million	Discounted Cash Flow	Discount Rate	12% - 18%
			Probability of Payment	65% - 100%
			Projected Year of Payment	2013 - 2018
	$233 million	Monte Carlo	Revenue Volatility	15% - 29%
			Risk Free Rate	LIBOR Term Structure
			Projected Year of Payment	2013-2018
The nonrecurring Level 3 fair value measurements of the impairment charges taken in the second quarter of 2012 included the following significant unobservable inputs:

Intangible Asset	Fair Value as of April 1, 2012	Valuation Technique	Unobservable Input	Range
In-Process R&D	$184 million	Income Approach - Excess Earnings Method	Discount Rate	20%
The nonrecurring Level 3 fair value measurements of the impairment charges taken in the third quarter of 2012 included the following significant unobservable inputs:

Intangible Asset	Fair Value as of July 1, 2012	Valuation Technique	Unobservable Input	Range
In-Process R&D	$26 million	Income Approach - Excess Earnings Method	Discount Rate	20%-25%

Business Combination, Goodwill Recognized, Segment Allocation	Goodwill was established due primarily to revenue and cash flow projections associated with future technologies, as well as synergies expected to be gained from the integration of these businesses into our existing operations, and has been allocated to our reportable segments based on the relative expected benefit. See Note D - Goodwill and Other Intangible Assets for more information related to goodwill allocated to our reportable segments.
Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
Changes in our contingent consideration liability were as follows (in millions):

Balance as of December 31, 2010	$(71)
Amounts recorded related to new acquisitions	(287)
Net fair value adjustments	(7)
Payments made	7
Balance as of December 31, 2011	$(358)
Amounts recorded related to new acquisitions	(465)
Net fair value adjustments	6
Payments made	154
Balance as of December 31, 2012	$(663)

Schedule of Purchase Price Allocation [Table Text Block]
The following summarizes the aggregate purchase price allocation for the 2011 acquisitions (in millions):

Goodwill	$266
Amortizable intangible assets	97
Indefinite-lived intangible assets	470
Deferred income taxes	(121)
$712
The following summarizes the purchase price allocations:

(in millions)	Total
Goodwill	$81
Amortizable intangible assets	175
Indefinite-lived intangible assets	45
Other net assets	3
Deferred income taxes	(36)
$268
Purchase Price Allocation
The components of the aggregate purchase price as of the acquisition date for acquisitions consummated in 2011 are as follows (in millions):

Cash, net of cash acquired	$370
Fair value of contingent consideration	287
Prior investments	55
$712

Cash, net of cash acquired	$366
Fair value of contingent consideration	465
Fair value of prior interests	79
Fair value of debt assumed	9
$919

Goodwill	$563
Amortizable intangible assets	189
Indefinite-lived intangible assets	132
Other net assets	15
Deferred income taxes	20
$919
The components of the purchase price as of the acquisition date for our 2010 acquisitions are as follows:

(in millions)	Total
Cash	$199
Fair value of contingent consideration	69
$268

Schedule of Finite-Lived and Indefinite Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block] [Table Text Block]
We allocated the purchase price to specific intangible asset categories as follows:

	Amount Assigned (in millions)	Weighted Average Amortization Period (in years)	Range of Risk-Adjusted Discount Rates used in Purchase Price Allocation
Amortizable intangible assets
Technology-related	$175	11.9	28.0% - 35.5%

Indefinite-lived intangible assets
Purchased research and development	45		29.0% - 36.0%
	$220
We allocated the aggregate purchase price to specific intangible asset categories as follows:

	Amount Assigned (in millions)	Weighted Average Amortization Period (in years)	Range of Risk- Adjusted Discount Rates used in Purchase Price Allocation
Amortizable intangible assets
Technology-related	$97	7	23% - 25%
Indefinite-lived intangible assets
Purchased research and development	470		23% - 30%
	$567

Business Acquisition, Purchase Price Allocation, Intangible Assets, Description	We allocated a portion of the preliminary purchase price to specific intangible asset categories as of the respective acquisition dates as follows: AmountAssigned(in millions) WeightedAverageAmortizationPeriod(in years) Range of Risk-Adjusted DiscountRates used inPurchase PriceAllocationAmortizable intangible assets: Technology-related$187 8 14% to 28% Customer relationships2 5 14%Indefinite-lived intangible assets: Purchased research and development132 14% to 28% $321